Schedule of Investments (unaudited) December 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.4%
Acacia Communications Inc.(a)	7,888	$534,885
Arista Networks Inc.(a)(b)	11,370	2,312,658
Ciena Corp.(a)	32,292	1,378,545
Cisco Systems Inc.	889,292	42,650,444
CommScope Holding Co. Inc.(a)(b)	40,306	571,942
Comtech Telecommunications Corp.	5,028	178,444
EchoStar Corp., Class A(a)(b)	9,652	418,028
Extreme Networks Inc.(a)	26,313	193,927
F5 Networks Inc.(a)	12,687	1,771,740
Harmonic Inc.(a)	18,939	147,724
Infinera Corp.(a)	32,534	258,320
Inseego Corp.(a)(b)	11,072	81,158
InterDigital Inc.	6,533	355,983
Juniper Networks Inc.	70,163	1,728,115
Lumentum Holdings Inc.(a)	16,226	1,286,722
Motorola Solutions Inc.	35,918	5,787,827
NETGEAR Inc.(a)	6,396	156,766
NetScout Systems Inc.(a)	13,878	334,043
Plantronics Inc.	6,734	184,108
Ubiquiti Inc.	2,589	489,269
ViaSat Inc.(a)	12,166	890,490
Viavi Solutions Inc.(a)	47,843	717,645

		62,428,783

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	62,153	6,726,819
Anixter International Inc.(a)	6,332	583,177
Arrow Electronics Inc.(a)	17,074	1,446,851
Avnet Inc.	21,165	898,243
AVX Corp.	10,091	206,563
Badger Meter Inc.	6,129	397,956
Belden Inc.	8,205	451,275
Benchmark Electronics Inc.	7,794	267,802
CDW Corp./DE	30,119	4,302,198
Celestica Inc.(a)(b)	22,559	186,563
Cognex Corp.	35,988	2,016,767
Coherent Inc.(a)	5,108	849,716
Corning Inc.	161,226	4,693,289
Dolby Laboratories Inc., Class A	13,534	931,139
Fabrinet(a)	7,752	502,640
Fitbit Inc., Class A(a)(b)	47,913	314,788
FLIR Systems Inc.	28,123	1,464,365
II-VI Inc.(a)	18,520	623,568
Insight Enterprises Inc.(a)	7,511	527,948
IPG Photonics Corp.(a)	7,513	1,088,784
Itron Inc.(a)	7,409	621,985
Jabil Inc.	29,359	1,213,407
KEMET Corp.	12,178	329,415
Keysight Technologies Inc.(a)	39,322	4,035,617
Knowles Corp.(a)	18,072	382,223
Littelfuse Inc.	5,106	976,778
Methode Electronics Inc.	7,653	301,145
National Instruments Corp.	24,623	1,042,538
Novanta Inc.(a)	7,409	655,252
OSI Systems Inc.(a)(b)	3,640	366,694
Plexus Corp.(a)	6,168	474,566
Rogers Corp.(a)	3,838	478,714
Sanmina Corp.(a)	14,937	511,443
SYNNEX Corp.	8,638	1,112,574

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	70,116	$6,719,917
Tech Data Corp.(a)	7,425	1,066,230
Trimble Inc.(a)	52,226	2,177,302
TTM Technologies Inc.(a)	20,700	311,535
Vishay Intertechnology Inc.	27,451	584,432
Zebra Technologies Corp., Class A(a)	11,304	2,887,494

		54,729,712

Entertainment — 2.7%
Activision Blizzard Inc.	161,047	9,569,413
Electronic Arts Inc.(a)	61,207	6,580,364
Netflix Inc.(a)	91,870	29,726,376
Take-Two Interactive Software Inc.(a)	23,725	2,904,652
Zynga Inc., Class A(a)	198,681	1,215,928

		49,996,733

Interactive Media & Services — 14.8%
Alphabet Inc., Class A(a)	55,537	74,385,703
Alphabet Inc., Class C, NVS(a)	55,401	74,072,245
Cargurus Inc.(a)(b)	14,957	526,187
Cars.com Inc.(a)	14,474	176,872
Facebook Inc., Class A(a)	504,461	103,540,620
IAC/InterActiveCorp.(a)	15,240	3,796,437
Match Group Inc.(a)(b)	11,308	928,500
Pinterest Inc., Class A(a)	17,974	335,035
Snap Inc., Class A, NVS(a)	164,653	2,688,784
TripAdvisor Inc.	22,193	674,223
Twitter Inc.(a)	162,602	5,211,394
Yelp Inc.(a)	13,637	474,977
Zillow Group Inc., Class A(a)	7,281	333,033
Zillow Group Inc., Class C, NVS(a)(b)	26,347	1,210,381

		268,354,391

Internet & Direct Marketing Retail — 10.4%
Amazon.com Inc.(a)	85,038	157,136,618
Booking Holdings Inc.(a)	8,775	18,021,481
eBay Inc.	160,304	5,788,578
Etsy Inc.(a)(b)	24,838	1,100,323
Expedia Group Inc.	29,295	3,167,961
Groupon Inc.(a)	94,616	226,132
Grubhub Inc.(a)(b)	19,041	926,154
Qurate Retail Inc., Series A(a)	81,797	689,549
Shutterstock Inc.(a)	3,893	166,932
Stamps.com Inc.(a)(b)	3,400	283,968
Wayfair Inc., Class A(a)(b)	13,678	1,236,081

		188,743,777

IT Services — 19.4%
Accenture PLC, Class A	133,125	28,032,131
Akamai Technologies Inc.(a)	33,876	2,926,209
Alliance Data Systems Corp.	8,645	969,969
Automatic Data Processing Inc.	90,705	15,465,202
Black Knight Inc.(a)(b)	31,275	2,016,612
Booz Allen Hamilton Holding Corp.	29,385	2,090,155
Broadridge Financial Solutions Inc.	24,114	2,979,044
CACI International Inc., Class A(a)	5,253	1,313,197
Cardtronics PLC, Class A(a)	7,425	331,526
CGI Inc.(a)(b)	50,277	4,208,688
Cognizant Technology Solutions Corp., Class A	114,785	7,118,966
Conduent Inc.(a)(b)	34,779	215,630
CoreLogic Inc.(a)	16,584	724,887
CSG Systems International Inc.	6,939	359,301
DXC Technology Co.	53,664	2,017,230

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
EPAM Systems Inc.(a)	11,574	$2,455,540
Euronet Worldwide Inc.(a)	11,325	1,784,367
EVERTEC Inc.	12,427	423,015
ExlService Holdings Inc.(a)	7,164	497,611
Fidelity National Information Services Inc.	128,837	17,919,938
Fiserv Inc.(a)	119,721	13,843,339
FleetCor Technologies Inc.(a)(b)	18,192	5,234,202
Gartner Inc.(a)	18,752	2,889,683
Genpact Ltd.	32,127	1,354,796
Global Payments Inc.	63,003	11,501,828
GoDaddy Inc., Class A(a)	37,074	2,518,066
International Business Machines Corp.	185,653	24,884,928
Jack Henry & Associates Inc.	16,075	2,341,645
KBR Inc.	29,529	900,634
Leidos Holdings Inc.	27,895	2,730,642
LiveRamp Holdings Inc.(a)	14,040	674,903
ManTech International Corp./VA, Class A	5,740	458,511
Mastercard Inc., Class A	186,091	55,564,912
MAXIMUS Inc.	13,499	1,004,191
MongoDB Inc.(a)(b)	7,349	967,202
NIC Inc.	14,360	320,946
Okta Inc.(a)(b)	23,571	2,719,386
Paychex Inc.	66,781	5,680,392
PayPal Holdings Inc.(a)	246,142	26,625,180
Perspecta Inc.	28,591	755,946
Sabre Corp.	57,161	1,282,693
Science Applications International Corp.	10,349	900,570
Shopify Inc., Class A(a)(b)	21,735	8,641,401
Square Inc., Class A(a)	71,825	4,493,372
Switch Inc., Class A	11,667	172,905
Sykes Enterprises Inc.(a)	8,284	306,425
TTEC Holdings Inc.	3,702	146,673
Twilio Inc., Class A(a)(b)	26,120	2,567,074
VeriSign Inc.(a)	21,659	4,173,256
Verra Mobility Corp.(a)(b)	27,448	383,998
Virtusa Corp.(a)(b)	6,382	289,296
Visa Inc., Class A(b)	358,848	67,427,539
Western Union Co. (The)	87,887	2,353,614
WEX Inc.(a)	9,052	1,896,032

		351,855,398

Semiconductors & Semiconductor Equipment — 14.7%
Advanced Energy Industries Inc.(a)	8,155	580,636
Advanced Micro Devices Inc.(a)(b)	233,447	10,705,879
Ambarella Inc.(a)	6,584	398,727
Amkor Technology Inc.(a)	22,253	289,289
Analog Devices Inc.	77,205	9,175,042
Applied Materials Inc.	193,644	11,820,030
Broadcom Inc.	83,154	26,278,327
Brooks Automation Inc.	15,111	634,058
Cabot Microelectronics Corp.	6,047	872,703
Cirrus Logic Inc.(a)	12,114	998,315
Cree Inc.(a)	22,574	1,041,790
Cypress Semiconductor Corp.	77,161	1,800,166
Diodes Inc.(a)	8,550	481,964
Enphase Energy Inc.(a)	16,676	435,744
Entegris Inc.	28,233	1,414,191
First Solar Inc.(a)	15,784	883,273
FormFactor Inc.(a)	15,868	412,092
Inphi Corp.(a)	9,612	711,480
Intel Corp.	911,878	54,575,898

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	33,077	$5,893,329
Kulicke & Soffa Industries Inc.	13,071	355,531
Lam Research Corp.	30,412	8,892,469
Lattice Semiconductor Corp.(a)(b)	28,332	542,274
MACOM Technology Solutions Holdings Inc.(a)(b)	9,449	251,343
Marvell Technology Group Ltd.(b)	139,469	3,704,297
Maxim Integrated Products Inc.	56,727	3,489,278
MaxLinear Inc.(a)	13,436	285,112
Microchip Technology Inc.	50,049	5,241,131
Micron Technology Inc.(a)	232,068	12,480,617
MKS Instruments Inc.	11,495	1,264,565
Monolithic Power Systems Inc.	8,483	1,510,144
NVIDIA Corp.	128,292	30,187,108
ON Semiconductor Corp.(a)(b)	86,098	2,099,069
Onto Innovation Inc.(a)	10,284	375,777
Power Integrations Inc.	6,175	610,769
Qorvo Inc.(a)	24,354	2,830,665
QUALCOMM Inc.	239,361	21,118,821
Rambus Inc.(a)	23,779	327,556
Semtech Corp.(a)	13,969	738,960
Silicon Laboratories Inc.(a)	9,116	1,057,274
Skyworks Solutions Inc.	35,715	4,317,229
SolarEdge Technologies Inc.(a)	10,122	962,501
SunPower Corp.(a)	18,303	142,763
Synaptics Inc.(a)	7,125	468,611
Teradyne Inc.	35,129	2,395,447
Texas Instruments Inc.	195,955	25,139,067
Universal Display Corp.	8,918	1,837,732
Xilinx Inc.	52,715	5,153,946

		267,182,989

Software — 21.2%
2U Inc.(a)(b)	13,363	320,578
8x8 Inc.(a)(b)	20,949	383,367
ACI Worldwide Inc.(a)	24,143	914,658
Adobe Inc.(a)	101,475	33,467,470
Alarm.com Holdings Inc.(a)	7,673	329,709
Altair Engineering Inc., Class A(a)(b)	7,965	286,023
Alteryx Inc., Class A(a)(b)	10,211	1,021,815
Anaplan Inc.(a)	17,962	941,209
ANSYS Inc.(a)(b)	17,939	4,617,678
Appfolio Inc., Class A(a)(b)	3,038	334,028
Appian Corp.(a)	7,171	274,004
Aspen Technology Inc.(a)	14,299	1,729,178
Autodesk Inc.(a)	46,125	8,462,092
Avalara Inc.(a)	13,860	1,015,245
Avaya Holdings Corp.(a)	23,424	316,224
Benefitfocus Inc.(a)	6,278	137,739
Blackbaud Inc.	10,387	826,805
BlackBerry Ltd.(a)(b)	103,778	666,255
Blackline Inc.(a)	8,989	463,473
Bottomline Technologies DE Inc.(a)	8,097	433,999
Box Inc., Class A(a)(b)	30,693	515,029
Cadence Design Systems Inc.(a)	58,820	4,079,755
CDK Global Inc.	25,372	1,387,341
Ceridian HCM Holding Inc.(a)	20,901	1,418,760
Cision Ltd.(a)	19,099	190,417
Citrix Systems Inc.	25,660	2,845,694
Cloudera Inc.(a)(b)	51,074	593,991
CommVault Systems Inc.(a)	8,770	391,493
Cornerstone OnDemand Inc.(a)	10,945	640,830

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Coupa Software Inc.(a)(b)	13,173	$1,926,551
Descartes Systems Group Inc. (The)(a)(b)	17,767	759,006
DocuSign Inc.(a)	26,194	1,941,237
Dropbox Inc., Class A(a)	45,142	808,493
Dynatrace Inc.(a)	13,526	342,208
Ebix Inc.	4,905	163,876
Elastic NV(a)	6,827	438,976
Envestnet Inc.(a)	11,011	766,696
Everbridge Inc.(a)(b)	7,081	552,884
Fair Isaac Corp.(a)	6,060	2,270,561
FireEye Inc.(a)	45,311	748,991
Five9 Inc.(a)	12,835	841,719
ForeScout Technologies Inc.(a)	7,537	247,214
Fortinet Inc.(a)	29,759	3,177,071
Guidewire Software Inc.(a)(b)	17,263	1,894,960
HubSpot Inc.(a)	8,429	1,335,996
Instructure Inc.(a)	7,207	347,449
Intuit Inc.	54,567	14,292,734
j2 Global Inc.	9,639	903,271
LivePerson Inc.(a)	12,870	476,190
LogMeIn Inc.	10,152	870,432
Manhattan Associates Inc.(a)	13,314	1,061,791
Microsoft Corp.	976,874	154,053,030
MicroStrategy Inc., Class A(a)	1,717	244,896
New Relic Inc.(a)	10,473	688,181
NortonLifeLock Inc.	119,969	3,061,609
Nuance Communications Inc.(a)(b)	59,248	1,056,392
Nutanix Inc., Class A(a)(b)	30,225	944,834
Open Text Corp.(b)	56,525	2,491,057
Oracle Corp.	454,148	24,060,761
Palo Alto Networks Inc.(a)	20,534	4,748,487
Paycom Software Inc.(a)(b)	10,282	2,722,262
Paylocity Holding Corp.(a)	7,504	906,633
Pegasystems Inc.	8,014	638,315
Pluralsight Inc., Class A(a)(b)	17,302	297,767
Progress Software Corp.	9,403	390,695
Proofpoint Inc.(a)	11,829	1,357,733
PROS Holdings Inc.(a)	8,125	486,850
PTC Inc.(a)	21,872	1,637,994
Q2 Holdings Inc.(a)(b)	9,063	734,828
Qualys Inc.(a)(b)	7,041	587,008
Rapid7 Inc.(a)	9,172	513,815
RealPage Inc.(a)(b)	16,795	902,731
RingCentral Inc., Class A(a)	15,718	2,651,155
SailPoint Technologies Holding Inc.(a)(b)	17,865	421,614
salesforce.com Inc.(a)	185,938	30,240,956
ServiceNow Inc.(a)	39,570	11,171,402
Smartsheet Inc., Class A(a)(b)	19,062	856,265
SolarWinds Corp.(a)	13,699	254,116
Splunk Inc.(a)(b)	32,353	4,845,509
SPS Commerce Inc.(a)	7,437	412,159
SS&C Technologies Holdings Inc.	46,089	2,829,865
SVMK Inc.(a)	18,907	337,868
Synopsys Inc.(a)	31,514	4,386,749
Tenable Holdings Inc.(a)	8,851	212,070

Security	Shares	Value

Software (continued)
Teradata Corp.(a)(b)	23,900	$639,803
TiVo Corp.	25,581	216,927
Trade Desk Inc. (The), Class A(a)(b)	8,350	2,169,163
Tyler Technologies Inc.(a)	8,141	2,442,463
Varonis Systems Inc.(a)(b)	6,411	498,199
Verint Systems Inc.(a)	13,770	762,307
VMware Inc., Class A(a)	16,589	2,518,044
Workday Inc., Class A(a)	34,379	5,653,627
Workiva Inc.(a)	7,905	332,405
Yext Inc.(a)(b)	19,745	284,723
Zendesk Inc.(a)	23,417	1,794,445
Zoom Video Communications Inc., Class A(a)	5,390	366,736
Zscaler Inc.(a)(b)	13,678	636,027
Zuora Inc., Class A(a)	14,574	208,845

		384,842,485

Technology Hardware, Storage & Peripherals — 10.3%
3D Systems Corp.(a)(b)	24,022	210,193
Apple Inc.	551,448	161,932,705
Dell Technologies Inc., Class C(a)	32,701	1,680,504
Hewlett Packard Enterprise Co.	271,258	4,302,152
HP Inc.	310,649	6,383,837
NCR Corp.(a)(b)	26,855	944,222
NetApp Inc.	47,842	2,978,164
Pure Storage Inc., Class A(a)(b)	46,993	804,050
Seagate Technology PLC	48,463	2,883,549
Western Digital Corp.	62,455	3,964,019
Xerox Holdings Corp.(a)	38,974	1,436,971

		187,520,366

Total Common Stocks — 99.9% (Cost: $1,309,526,809)		1,815,654,634

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	84,106,539	84,140,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	2,409,299	2,409,299

		86,549,481

Total Short-Term Investments — 4.7% (Cost: $86,541,849)		86,549,481

Total Investments in Securities — 104.6% (Cost: $1,396,068,658)		1,902,204,115

Other Assets, Less Liabilities — (4.6)%		(84,388,292)

Net Assets — 100.0%		$1,817,815,823

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	54,176,641	29,929,898	84,106,539	$84,140,182	$123,781	(a)	$(7,216)	$(95)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,136,060	1,273,239	2,409,299	2,409,299	30,278		—	—

				$86,549,481	$154,059		$(7,216)	$(95)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Communication Index	7	03/20/20	$493	$6,268
E-mini S&P Select Sector Technology Index	14	03/20/20	1,293	32,846

				$39,114

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,815,654,634	$—	$—	$1,815,654,634
Money Market Funds	86,549,481	—	—	86,549,481

	$1,902,204,115	$—	$—	$1,902,204,115

Derivative financial instruments(a)
Assets
Futures Contracts	$39,114	$—	$—	$39,114

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4